Operating Lease	12 Months Ended
Dec. 31, 2022
Operating Lease [Abstract]
OPERATING LEASE

Note 13 - OPERATING LEASE

The Company has operating lease for its office facility. The lease for the year ended December 31, 2020 is located at Room 1301, 1302 and 1305, Building 25, Tianan Headquarters Central Road, 555, Panyu Avenue North, Donghuan Street, Panyu District, which consists of approximately 1,306.91 square meters. The Company’s leases have remaining terms of approximately 60 months for a lease term commencing on October 9, 2020 and ending on October 8, 2025. The lease deposit is $24,035, with a rent-free period from October 9, 2020 to November 8, 2020. The Company changed the leased property address and area to Room 1302-1305, Building 25, Tianan Headquarters Central Road, 555, Panyu Avenue North, Donghuan Street, Panyu District and 1,451.04 square meters. The renewed lease has a term starting from December 9, 2021 and ending by October 8, 2025. The lease deposit increased to $28,963 without any rent-free period. In June 2022, the Company signed a new lease agreement for its office space located at Room 1301.01 & 1301.02, Building 25, Tianan Headquarters Central Road, No. 555 Panyu Avenue North, Donghuan Street, Panyu District. The office space covers an area of about 345.22 square meters. The lease period is from June 9, 2022 to October 8, 2025, which is approximately 41 months. The lease deposit is $6,367. Leases with an initial term of 12 months or less are not recorded on the balance sheet; and the Company recognizes lease expense for these leases on a straight-line basis over the lease term. The Company does not separate non-lease components from the lease components to which they relate, and instead accounts for each separate lease and non-lease component associated with that lease component as a single lease component for all underlying asset classes.

The following table provides a summary of leases by balance sheet location as of December 31, 2022 and 2021:

Assets/Liabilities	December 31, 2022	December 31, 2021
Assets
Operating lease right-of-use assets	$522,278	$623,236

Liabilities
Operating lease liability - current	$165,506	$130,198
Operating lease liability - non-current	373,068	494,425
Total lease liabilities	$538,574	$624,623

The operating lease expenses for the years ended December 31, 2022 and 2021 were as follows:

Lease Cost	Classification	December 31, 2022	December 31, 2021
Operating lease cost	General and administrative expenses	$195,887	$164,209

Maturities of operating lease liabilities at December 31, 2022 were as follows:

Maturity of Lease Liabilities	Operating Leases
12 months ending December 31,
2023	$202,677
2024	214,851
2025	187,909
Total lease payments	605,437
Less: interest	(66,863)
Present value of lease payments	$538,574

Future minimum lease payments, which do not include the non-lease components, as of December 31, 2022 were as follows:

12 months ending December 31,
2023	$179,427
2024	175,627
2025	142,813
Total	$497,867

Lease Term and Discount Rate	December 31, 2022	December 31, 2021
Weighted-average remaining lease term (years)
Operating leases	2.83	3.83

Weighted-average discount rate (%)
Operating leases	8%	8%